Other financial assets - Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-current
Borrowings	$ 1,760,763	$ 1,743,939	$ 1,233,594
Convertible bonds	418,592	403,329	395,210
Bonds payable		496,689	494,909
Medium-term notes		228,483	214,502
Derivative financial instruments	15,540
Other financial liabilities	11,948	1,919	74,170
Other liabilities	39,128	99,817	37,497
Current
Trade and other payables	964,860	1,007,424	897,606
Borrowings	530,005	440,608	209,174
Convertible bonds			391,401
Bonds payable	498,551
Medium-term notes	218,247
Short-term notes			86,493
Derivative financial instruments	15,806
Other financial liabilities		744	6,348
Other liabilities	32,263	40,627
Total financial liabilities	4,505,703	4,433,904	4,003,407
Liabilities at amortized cost
Non-current
Borrowings	1,760,763	1,743,939	1,233,594
Convertible bonds	418,592	403,329	395,210
Bonds payable		496,689	494,909
Medium-term notes		228,483	214,502
Current
Trade and other payables	964,860	1,007,424	897,606
Borrowings	530,005	440,608	209,174
Convertible bonds			391,401
Bonds payable	498,551
Medium-term notes	218,247
Short-term notes			86,493
Cross currency swap contracts | Cross currency swap contracts - cash flow hedges
Non-current
Derivative financial instruments	15,540
Other financial liabilities		1,919	74,170
Current
Derivative financial instruments	15,806
Other financial liabilities		742	$ 6,348
Contingent consideration
Non-current
Other financial liabilities	11,948
Other liabilities		12,549
Foreign currency forward contracts
Current
Other financial liabilities		2
Long term payable
Non-current
Other liabilities	39,128	57,593
Current
Other liabilities	$ 32,263	$ 40,627